UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07655
Driehaus Mutual Funds

(Exact name of registrant as specified in charter)
25 East Erie Street
Chicago, IL 60611

(Address of principal executive offices) (Zip code)
Mary H. Weiss
25 East Erie Street
Chicago, IL 60611

(Name and address of agent for service)
Registrant’s telephone number, including area code: 312-587-3800
Date of fiscal year end: December 31
Date of reporting period: March 31, 2006
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Driehaus International Discovery Fund
Schedule of Investments
March 31, 2006
(Unaudited)

	Number
	Of	Market
	Shares	Value
EQUITY SECURITIES — 92.1%
EUROPE — 45.7%

Norway — 10.1%
Aker Yards AS	136,030	$10,149,944
Eltek ASA**	242,100	3,989,685
Fast Search & Transfer ASA**	2,575,000	9,626,389
Petroleum Geo-Services ASA**	275,359	12,836,025
Tandberg Television ASA**	703,020	14,749,947
TGS Nopec Geophysical Co. ASA**	198,500	12,160,912
Tomra Systems ASA	1,798,900	14,410,744

		77,923,646

United Kingdom — 6.8%
Ashtead Group PLC	3,168,270	12,275,208
Burren Energy PLC	622,028	10,304,631
CSR PLC**	764,947	15,948,300
NETeller PLC**	165,957	2,112,054
Tullow Oil PLC	2,061,757	12,143,363

		52,783,556

Germany — 5.4%
Bijou Brigitte Modische Accessoires AG	11,138	3,185,448
Continental AG	70,630	7,776,165
Software AG	152,673	8,520,070
United Internet AG	218,241	14,041,076
Wincor Nixdorf AG	64,468	8,125,102

		41,647,861

France — 4.5%
Kaufman & Broad SA	11,443	1,339,579
Silicon-On-Insulator Technologies**	414,617	14,103,951
Vallourec SA	19,712	19,038,833

		34,482,363

Denmark — 3.8%
Bang & Olufsen AS	73,055	8,458,900
GN Store Nord AS	530,600	7,324,207
Sondagsavisen AS	211,000	2,809,770
Topdanmark AS**	87,050	10,913,411

		29,506,288

Luxembourg — 3.7%
Acergy SA**	827,020	12,997,903
Tenaris SA — ADR	85,573	15,460,474

		28,458,377

Italy — 2.2%
ERG SpA	244,440	6,398,488
Geox SpA	364,321	4,856,554
Tod’s SpA	72,404	5,588,370

		16,843,412

Belgium — 1.5%
EVS Broadcast Equipment SA	79,941	3,905,114
Option NV**	77,245	7,788,342

		11,693,456

Turkey — 1.5%
Denizbank AS**	1,343,522	11,691,488

Ireland — 1.4%
Anglo Irish Bank Corp. PLC	673,444	11,099,200

Spain — 1.3%
Fadesa Inmobiliaria SA	288,981	10,418,557

	Number
	Of	Market
	Shares	Value
Greece — 1.0%
Piraeus Bank SA	251,996	7,634,577

Switzerland — 0.8%
Logitech International SA**	93,082	3,719,995
Ypsomed Holding AG**	16,696	2,794,513

		6,514,508

Poland — 0.8%
TVN SA**	216,756	5,907,965

Sweden — 0.5%
Munters AB	106,800	3,626,963

Netherlands — 0.4%
Brunel International NV	80,526	2,712,890

Total EUROPE		352,945,107

FAR EAST — 37.8%
Japan — 26.6%
CCS, Inc.	23	175,871
Chiyoda Corp.	388,000	9,032,455
Cosmos Pharmaceutical Corp.	50,100	1,532,370
Fujimi, Inc.	81,700	1,922,761
Hitachi Construction Machinery Co., Ltd.	551,800	14,533,390
Hitachi Koki Co., Ltd.	275,000	4,616,822
Hoya Corp.	118,300	4,774,214
Ibiden Co., Ltd.	139,500	7,052,039
Kenedix, Inc.	2,232	11,814,240
Komatsu, Ltd.	747,000	14,248,216
Lasertec Corp.	148,800	5,195,990
Makita Corp.	184,700	5,696,355
Mani, Inc.	1,700	124,359
Meiko Electronics Co., Ltd.	101,500	7,830,246
Micronics Japan Co., Ltd.	81,700	3,651,164
NGK Insulators, Ltd.	516,000	7,579,983
Nihon Parkerizing Co., Ltd.	202,000	3,109,805
Nippon Seiki Co., Ltd.	312,000	6,560,748
Okuma Holdings, Inc.	896,000	12,301,920
Pacific Management Corp.	1,407	3,873,135
Point, Inc.	174,620	12,521,604
Right On Co., Ltd.	89,000	3,863,976
Star Micronics Co., Ltd.	420,000	6,904,843
Sysmex Corp.	256,200	11,166,576
Toho Titanium Co., Ltd.	204,200	14,642,719
Tokyo Tekko Co., Ltd.	735,000	7,968,224
Urban Corp.	236,600	3,775,147
Yamada Denki Co., Ltd.	87,700	10,111,206
Yamaha Motor Co., Ltd.	358,000	8,851,147

		205,431,525

South Korea — 3.2%
CJ Home Shopping	36,818	3,978,890
Hyundai Department Store Co., Ltd.	153,659	14,360,063
NHN Corp.**	19,661	6,070,708

		24,409,661

Singapore — 2.4%
Citiraya Industries, Ltd.**#	5,320,000	0
Cosco Corp., Ltd.	9,621,000	7,323,594
StarHub, Ltd.	8,558,000	11,533,224

		18,856,818

Australia — 1.9%
Zinifex, Ltd.	2,176,029	14,861,616

China — 1.9%
Guangzhou R & F Properties Co., Ltd.	2,781,000	14,730,879

Taiwan — 1.8%
High Tech Computer Corp.	504,000	13,788,438

Total FAR EAST		292,078,937

	Number
	Of	Market
	Shares	Value
NORTH AMERICA — 5.0%
Mexico — 2.2%
America Movil SA de CV — L — ADR	370,500	12,693,330
Desarrolladora Homex SA de CV**	609,900	3,587,070

		16,280,400

Canada — 1.5%
Trican Well Service, Ltd.**	262,394	11,964,277

Bermuda — 1.3%
Marvell Technology Group, Ltd. — ADR**	188,746	10,211,159

Total NORTH AMERICA		38,455,836

SOUTH AMERICA — 2.1%
Brazil — 2.1%
Lojas Renner SA	183,800	10,022,366
Submarino SA	246,200	6,174,341

		16,196,707

Total SOUTH AMERICA		16,196,707

AFRICA — 1.5%
South Africa — 1.5%
Foschini, Ltd.	1,188,070	11,226,496

Total AFRICA		11,226,496

Total EQUITY SECURITIES (Cost $496,806,608)		710,903,083

EQUITY CERTIFICATES — 2.4%
FAR EAST — 2.4%
India — 2.4%
Bharat Heavy Electricals, Ltd. †	298,826	15,110,854
Housing Development Finance Corp., Ltd. †	118,750	3,569,162

		18,680,016

Total EQUITY CERTIFICATES (Cost $10,639,806)		18,680,016

TOTAL INVESTMENTS (COST $507,446,414)	94.5%	$729,583,099
Other Assets in Excess of Liabilities	5.5%	42,419,884

Net Assets	100.0%	$772,002,983

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$509,182,474

Gross Appreciation	$223,998,602
Gross Depreciation	(3,597,977)

Net Appreciation	$220,400,625

**	Non-income producing security.

†	Restricted security – Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At March 31, 2006, the value of these restricted securities amounted to $18,680,016 or 2.4% of net assets.

Additional information of each restricted holding is as follows:

	Acquisition	Acquisition
Security	Date(s)	Cost

Bharat Heavy Electricals, Ltd.	05/25/05 to 01/12/06	$6,942,917
Housing Development Finance Corp., Ltd.	02/28/06	$3,696,889

ADR – American Depository Receipt

#	This security has been halted from trading since January 24, 2005 and is being valued at a fair value as determined in good faith by or under the direction of the Driehaus Mutual Funds’ Board of Trustees.
For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Financial Statements.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
March 31, 2006
(Unaudited)

	Number
	Of	Market
	Shares	Value
EQUITY SECURITIES — 91.3%
FAR EAST — 45.7%

South Korea — 14.5%
Daishin Securities Co., Ltd.	94,900	$1,977,897
Fine DNC Co., Ltd.	270,939	1,918,547
Handsome Co., Ltd.	296,600	5,922,231
Humax Co., Ltd.	130,390	3,328,193
Hyundai Motor Co.	58,060	4,882,155
Hyundai Steel Co.	54,320	1,618,530
Korea Zinc Co., Ltd.	97,630	7,656,861
LG Card Co., Ltd.**	80,700	4,343,979
Neowiz Corp.	23,265	1,913,209
NHN Corp.**	26,082	8,053,314
Shinhan Financial Group Co., Ltd.	170,350	7,626,827
Shinsegae Co., Ltd.	14,427	6,577,976
TSM Tech Co., Ltd.	216,601	3,990,488

		59,810,207

China — 13.7%
Beijing Capital Land, Ltd.	12,550,000	6,186,728
Celestial Nutrifoods, Ltd.	6,956,000	5,294,972
China Mengniu Dairy Co., Ltd.	4,678,000	5,215,094
Chongqing Changan Automobile Co., Ltd.	7,153,800	3,503,533
Focus Media Holding, Ltd. — ADR**	108,929	6,320,061
Golden Eagle Retail Group, Ltd.**	4,922,000	2,458,098
Guangzhou R & F Properties Co., Ltd.	1,969,600	10,432,916
Lee & Man Paper Manufacturing Co., Ltd.	3,192,000	4,298,976
Suntech Power Holdings Co., Ltd.**	55,294	2,045,325
Tom Online Inc. — ADR**	82,100	2,088,624
Zijin Mining Group Co., Ltd.	11,022,800	8,665,780

		56,510,107

Taiwan — 8.1%
Asustek Computer, Inc.	1,026,000	2,781,644
Delta Electronics, Inc.	2,726,000	6,340,804
High Tech Computer Corp.	226,000	6,182,910
Hung Poo Real Estate Development Corp.	2,414,000	1,978,292
Kinsus Interconnect Technology Corp.	705,000	2,454,365
Phison Electronics Corp.	1,072,000	5,449,420
Shin Kong Financial Holding Co., Ltd.	2,410,000	1,982,439
Unimicron Technology Corp.	4,295,000	6,245,637

		33,415,511

Malaysia — 3.7%
Airasia Berhad**	8,585,600	4,102,700
MoBif Berhad**	5,735,200	4,266,636
Resorts World Berhad	1,335,000	4,784,556
UMW Holdings Berhad	989,500	1,947,782

		15,101,674

Indonesia — 3.6%
PT Bakrie and Brothers Tbk**	250,685,500	4,689,835
PT Bank Rakyat Indonesia Tbk	13,684,000	5,872,961
PT Perusahaan Gas Negara Tbk	3,775,000	4,154,286

		14,717,082

Thailand — 2.1%
Bank of Ayudhya Public Co., Ltd. — NVDR	10,061,300	4,736,252
Supalai Public Co., Ltd. – NVDR	46,090,800	3,888,819

		8,625,071

Singapore — 0.0%
Citiraya Industries, Ltd.**#	2,216,000	0

Total FAR EAST		188,179,652

	Number
	Of	Market
	Shares	Value
EUROPE — 19.4%
United Kingdom — 5.1%
Amdocs, Ltd.**	153,600	5,538,816
BHP Billiton PLC	284,732	5,201,725
Cairn Energy PLC**	115,371	4,259,488
Tullow Oil PLC	1,080,361	6,363,124

		21,363,153

Russia — 3.6%
Lukoil — ADR	77,882	6,495,359
Sberbank RF	2,818	4,142,460
Unified Energy System — GDR	63,233	4,318,814

		14,956,633

Luxembourg — 2.7%
Orco Property Group	42,038	4,495,811
Tenaris SA — ADR	36,282	6,555,069

		11,050,880

Turkey — 2.4%
Denizbank AS**	648,719	5,645,230
Dogus Otomotiv Servis ve Ticaret AS	592,392	4,119,647

		9,764,877

Kazakhstan — 2.0%
Kazakhmys PLC	431,580	8,083,173

Poland — 1.9%
Grupa Lotos SA**	230,705	3,614,625
TVN SA**	155,657	4,242,633

		7,857,258

Austria — 1.7%
Raiffeisen International Bank Holding AG	79,659	6,796,085

Total EUROPE		79,872,059

SOUTH AMERICA — 12.6%
Brazil — 11.1%
Aracruz Celulose SA — ADR	106,490	5,637,581
Banco Bradesco SA	105,160	3,391,945
Cosan SA Industria e Comercio**	32,500	2,227,992
Cyrela Brazil Realty SA	373,830	6,662,950
Gol-Linhas Aereas Inteligentes SA — ADR	162,121	4,344,843
Localiza Rent-a-Car SA	248,600	4,170,139
Natura Cosmeticos SA	383,700	4,567,519
Net Servicos de Comunicacao SA (Pref.)**	8,398,900	4,269,311
Petroleo Brasileiro SA –- ADR	74,800	6,482,916
Submarino SA	161,100	4,040,156

		45,795,352

Venezuela — 1.5%
Compania Anonima Nacional Telefonos de Venezuela — ADR	293,800	6,222,684

Total SOUTH AMERICA		52,018,036

NORTH AMERICA — 7.0%
Mexico — 6.2%
America Movil SA de CV — L — ADR	202,445	6,935,766
Fomento Economico Mexicano SA de CV — ADR	87,200	7,992,752
Grupo Aeroportuario del Pacifico SA de CV — ADR**	143,900	4,597,605
Urbi Desarrollos Urbanos SA de CV**	770,296	5,875,394

		25,401,517

Canada — 0.8%
Petrolifera Petroleum, Ltd.**	322,271	3,380,417

Total NORTH AMERICA		28,781,934

	Number
	Of	Market
	Shares	Value
AFRICA — 6.6%
South Africa — 6.6%
Aspen Pharmacare Holdings, Ltd.**	667,961	4,680,223
Foschini, Ltd.	457,065	4,318,970
MTN Group, Ltd.	508,632	5,073,533
Nedbank Group, Ltd.	356,890	7,435,329
Sappi, Ltd.	383,536	5,724,269

		27,232,324

Total AFRICA		27,232,324

Total EQUITY SECURITIES (Cost $287,118,611)		376,084,005

EQUITY CERTIFICATES — 4.8%
FAR EAST — 4.8%
India — 4.8%
Cipla, Ltd. †	334,671	4,968,291
Jaiprakash Associates, Ltd. †	719,458	7,593,951
Suzlon Energy, Ltd. †	245,631	7,191,560

		19,753,802

Total EQUITY CERTIFICATES (Cost $14,523,166)		19,753,802

TOTAL INVESTMENTS (COST $301,641,777)	96.1%	$395,837,807
Other Assets in Excess of Liabilities	3.9%	15,896,988

Net Assets	100.0%	$411,734,795

The federal income tax basis and unrealized appreciation   (depreciation) for all investments is as follows:

Basis:	$305,279,339

Gross Appreciation	$91,986,864
Gross Depreciation	(1,428,396)

Net Appreciation	$90,558,468

**	Non-income producing security.

†	Restricted security – Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At March 31, 2006, the value of these restricted securities amounted to $19,753,802 or 4.8% of net assets.

Additional information of each restricted holding is as follows:

	Acquisition	Acquisition
Security	Date(s)	Cost

Cipla, Ltd.	07/15/05 to 03/31/06	$3,047,445
Jaiprakash Associates, Ltd.	08/05/05 to 02/27/06	$5,707,609
Suzlon Energy, Ltd.	01/24/06 to 03/02/06	$5,768,112
ADR – American Depository Receipt
GDR – Global Depository Receipt
NVDR – Non-Voting Depository Receipt

#	This security has been halted from trading since January 24, 2005 and is being valued at a fair value as determine in good faith by or under the direction of the Driehaus Mutual Funds’ Board of Trustees.
For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Financial Statements.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Driehaus Mutual Funds

By (Signature and Title)*	/s/ Richard H. Driehaus

Richard H. Driehaus, President
(principal executive officer)
Date May 17, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard H. Driehaus
Richard H. Driehaus, President
(principal executive officer)
Date May 17, 2006

By (Signature and Title)*	/s/ Michelle L. Cahoon
Michelle L. Cahoon, Treasurer
(principal financial officer)
Date May 17, 2006

*	Print the name and title of each signing officer under his or her signature.